Consolidated Balance Sheets - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash	$ 12,423	$ 324,703	$ 1,113,679
Inventory (Note 2)
Land under development	490,813,363	490,813,363
Total inventory held for sale	490,813,363	490,813,363
Prepaid expenses and other current assets	11,090	1,767	5,780
Total Current Assets	490,836,876	491,139,833	1,119,459
PROPERTY AND EQUIPMENT:
Real estate held for investment (Note 2) Total investment in real estate	227,800,637	227,800,637
Office and computer equipment	160,002	160,002	153,604
Less accumulated depreciation and amortization	(152,527)	(148,894)	(144,036)
Total Property and Equipment	227,808,112	227,811,745	9,568
OTHER ASSETS	4,057	33,762	31,982
TOTAL ASSETS	718,649,045	718,985,340	1,161,009
CURRENT LIABILITIES:
Convertible notes payable and accrued interest	482,110	397,929	370,429
Note payable and accrued interest	514,842	204,167	214,778
Accounts payable	776,526	340,290	257,736
Accrued officers payroll	367,877	389,834	637,922
Accrued expenses and other current liabilities	165,546	155,330	159,332
Total Current Liabilities	2,306,901	1,487,550	1,640,197
Long Term Liabilities
TOTAL LIABILITIES	2,306,901	1,487,550	1,640,197
STOCKHOLDERS' EQUITY
Preferred stock, value
Common stock, value	20,062	18,728	16,878
Capital in excess of par value	469,794,059	468,651,654	32,252,954
Deficit	(40,502,569)	(38,342,692)	(32,669,399)
Total Omagine, Inc. stockholders' equity	429,311,552	430,327,690	(399,567)
Noncontrolling interests in Omagine LLC	287,030,592	287,170,100	(79,621)
Total Stockholders' Equity	716,342,144	717,497,790	(479,188)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 718,649,045	$ 718,985,340	$ 1,161,009